UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Gregory F. Niland

Emerging Markets Growth Fund, Inc.

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Emerging Markets Growth FundSM Semi-annual report for the six months ended December 31, 2020

Emerging Markets Growth Fund seeks long-term growth of capital and invests primarily in common stock and other equity securities of issuers in developing countries.

Fund results shown in this report are for past periods and are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, please call (800) 421-4989.

Investing in developing markets may be subject to risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Emerging Markets Growth Fund for the periods ended December 31, 2020 are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/institutional/investments/ emerging-markets-growth-fund-m.html. You can also access information about Capital Group and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
3	Investment portfolio
9	Financial statements

Results at a glance

For periods ended December 31, 2020, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime (since 5/30/1986)

Emerging Markets Growth Fund (Class M shares)	28.47%	21.62%	8.79%	14.78%	3.46%	13.20%
MSCI Emerging Markets Investable Markets Index (linked index)	31.69	18.39	5.77	12.22	3.47	10.25

MSCI Emerging Markets IMI Index (linked index) is a broad measure of market results for investment companies that invest in developing markets. Returns for the MSCI Emerging Markets IMI Index (linked) were calculated using the International Finance Corporation (IFC) Global Composite Index from May 30, 1986, to December 31, 1987, the MSCI Emerging Markets Index with dividends gross of withholding taxes from January 1, 1988, to December 31, 2000, the MSCI Emerging Markets Index with dividends net of withholding taxes from January 1, 2001, to November 30, 2007, and the MSCI Emerging Markets Investable Market Index with dividends net of withholding taxes thereafter. The index is unmanaged, and therefore has no expenses. Investors cannot invest directly in an index. Results include reinvested dividends and/or distributions but do not reflect the effect of commissions, expenses or U.S. federal income taxes. Source: MSCI.

The total annual fund operating expense ratio is 0.77% for Class M shares as of the prospectus dated September 1, 2020, and is 0.81% including “acquired fund” fees and expenses. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least September 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Emerging Markets Growth Fund	1

About the fund and its adviser

Emerging Markets Growth Fund was organized in 1986 by the International Finance Corporation (IFC), an affiliate of the World Bank, as a vehicle for investing in the securities of companies based in developing countries. The premise behind the formation of the fund was that rapid growth in these countries could create very attractive investment opportunities. It also was felt that the availability of equity capital would stimulate the development of capital markets and encourage countries to liberalize their investment regulations.

Capital International, Inc., the fund’s investment adviser, is part of The Capital Group Companies,SM Inc., one of the world’s most experienced investment advisory organizations, with roots dating back to 1931. The fund has been managed by Capital International or an affiliate since 1986. Capital Group employs a research-driven approach to investing and has a global investment research network spanning three continents. This network of analysts and portfolio managers travels the world, scrutinizing thousands of companies and keeps a close watch on industry trends and government actions.

Capital Group has devoted substantial resources to the task of evaluating and managing investments in developing countries. It is an intensive effort that combines company and industry analysis with broader political and macroeconomic views. We believe that our extensive worldwide research capabilities and integrated global investment process continue to provide Emerging Markets Growth Fund with a competitive edge.

2	Emerging Markets Growth Fund

Investment portfolio December 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Common stocks 95.62%	Shares	Value (000)
Asia-Pacific 72.71%
China 39.02%
Alibaba Group Holding Ltd.[1,2]	1,303,372	$38,081
BeiGene, Ltd. (ADR)[2]	228,148	58,951
CanSino Biologics Inc., Class H1,2,3	929,483	21,273
China East Education Holdings Ltd.[1]	1,346,187	3,240
China Gas Holdings Ltd.[1]	1,649,800	6,578
China Merchants Bank Co., Ltd., Class H1	4,681,000	29,728
China Overseas Land & Investment Ltd.[1]	12,582,500	27,371
China Resources Gas Group Ltd.[1]	1,558,000	8,287
China Resources Land Ltd.[1]	7,986,787	33,093
China Tower Corp. Ltd., Class H1	22,982,000	3,383
ENN Energy Holdings Ltd.[1]	610,000	8,954
Gree Electric Appliances, Inc. of Zhuhai, Class A1	1,618,086	15,361
Guangzhou Baiyun International Airport Co. Ltd., Class A1	2,283,632	4,936
Haitian International Holdings Ltd.[1]	1,523,000	5,275
Hangzhou Tigermed Consulting Co., Ltd., Class A1	603,724	14,962
Hangzhou Tigermed Consulting Co., Ltd., Class H1,2	387,000	8,968
HBM Holdings Ltd.[1,2]	3,161,000	4,306
Hefei Meyer Optoelectronic Technology Inc., Class A1	621,557	4,218
Huazhu Group Ltd. (ADR)[3]	494,808	22,281
Hutchison China MediTech Ltd.[1,2]	21,080	134
Hutchison China MediTech Ltd. (ADR)[2]	1,246,680	39,919
HUYA, Inc. (ADR)[2,3]	352,176	7,019
IMAX China Holding, Inc.[1]	1,432,429	2,426
Jiangsu Hengrui Medicine Co., Ltd., Class A1	3,549,507	60,636
Kweichow Moutai Co., Ltd., Class A1	50,561	15,451
Legend Biotech Corp., (ADR)[2,3]	888,001	25,006
Longfor Group Holdings Ltd.[1]	8,336,613	48,961
Meituan, Class B1,2	285,400	10,915
Midea Group Co., Ltd., Class A1	776,760	11,712
Ming Yuan Cloud Group Holdings Ltd.[1,2]	1,055,486	6,531
NetEase, Inc.[1]	711,129	13,607
NetEase, Inc. (ADR)	97,662	9,353
Oneconnect Financial Technology Co., Ltd. (ADR)[2,3]	1,127,817	22,229
Pinduoduo Inc. (ADR)[2]	7,190	1,273
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,293,700	52,740
Pop Mart International Group Ltd.[1,2]	311,600	3,270
Shandong Pharmaceutical Glass Co., Ltd., Class A1	435,000	3,344
Shandong Sinocera Functional Material Co., Ltd., Class A1	415,432	2,872
Shanghai International Airport Co., Ltd., Class A1	976,000	11,297
Tencent Holdings Ltd.[1]	1,154,700	84,371
Trip.com Group Ltd. (ADR)[2]	583,098	19,668
Venustech Group Inc., Class A1	1,364,309	6,109
WuXi Biologics (Cayman) Inc.[1,2]	1,063,500	14,166

Emerging Markets Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
China (continued)
XPeng Inc., Class A (ADR)[2,3]	107,400	$4,600
Yeahka Ltd.[1,2,3]	2,930,400	14,222
Yunnan Energy New Material Co., Ltd., Class A1	635,473	13,827
		824,904

Hong Kong 5.64%
AIA Group Ltd.[1]	5,285,600	65,106
ESR Cayman Ltd.[1,2]	2,429,200	8,731
Galaxy Entertainment Group Ltd.[1]	2,595,500	20,188
Hong Kong Exchanges and Clearing Ltd.[1]	267,600	14,718
Wynn Macau, Ltd.[1,2]	6,206,629	10,436
		119,179

India 11.09%
Asian Paints Ltd.[1]	192,609	7,303
Astral Poly Technik Ltd.[1]	272,837	6,678
Avenue Supermarts Ltd.[1,2]	82,536	3,121
Berger Paints India Ltd.[1]	921,866	9,594
Bharti Airtel Ltd.[1]	3,377,986	23,613
City Union Bank Ltd.[1]	987,987	2,439
Coforge Ltd.[1]	352,801	13,114
Godrej Consumer Products Ltd.[1]	314,141	3,188
Havells India Ltd.[1]	417,707	5,241
HDFC Bank Ltd.[1,2]	1,142,662	22,508
HDFC Bank Ltd. (ADR)[2]	6,300	455
ICICI Bank Ltd.[1,2]	1,189,449	8,731
ICICI Bank Ltd. (ADR)[2]	1,529,268	22,725
Indian Energy Exchange Ltd.[1]	754,858	2,358
Indus Towers Ltd.[1]	1,884,110	5,946
Info Edge (India) Ltd.[1]	88,720	5,792
Infosys Ltd.[1]	336,396	5,787
ITC Ltd.[1]	2,183,049	6,252
Kotak Mahindra Bank Ltd.[1,2]	589,164	16,124
MakeMyTrip Ltd., non-registered shares[2]	106,129	3,134
Maruti Suzuki India Ltd.[1]	59,870	6,282
Reliance Industries Ltd.[1]	988,082	26,916
TeamLease Services Ltd.[1,2]	355,773	12,799
United Spirits Ltd.[1,2]	897,251	7,114
Varun Beverages Ltd.[1]	347,669	4,362
Westlife Development Ltd.[1,2]	469,615	2,941
		234,517

Indonesia 5.91%
Astra International Tbk PT1	27,674,100	11,886
Bank BTPN Syariah Tbk PT1	30,819,359	8,239
Bank Central Asia Tbk PT1	1,766,860	4,257
Bank Mandiri (Persero) Tbk PT1	95,474,908	43,085
Bank Rakyat Indonesia (Persero) Tbk PT1	28,202,900	8,372
Elang Mahkota Teknologi Tbk PT1,2	28,359,535	28,314
PT Surya Citra Media Tbk[1,2]	127,106,344	20,779
		124,932

Philippines 1.37%
Ayala Corp.[1]	677,970	11,677
Bloomberry Resorts Corp.[1]	54,034,364	9,128
International Container Terminal Services, Inc.[1]	3,162,076	8,134
		28,939

Singapore 0.66%
Sea Ltd., Class A (ADR)[2]	34,863	6,940
Yoma Strategic Holdings Ltd.[1,2]	31,959,732	7,002
		13,942

4	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
South Korea 4.39%
Hugel, Inc.[1,2]	37,476	$6,484
NAVER Corp.[1]	38,276	10,335
NCSoft Corp.[1]	2,735	2,348
NHN KCP Corp.[1]	114,022	7,205
Samsung Electronics Co., Ltd.[1]	584,320	43,671
Samsung Electronics Co., Ltd. (GDR)[1,4]	10,121	18,395
SK hynix, Inc.[1]	40,814	4,465
		92,903

Taiwan 3.53%
MediaTek Inc.[1]	480,042	12,820
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,001,812	56,378
Vanguard International Semiconductor Corp.[1]	1,292,000	5,355
		74,553

Thailand 0.07%
Airports of Thailand PCL, foreign registered[1]	736,200	1,518

Vietnam 1.03%
Masan Group Corp.[1]	2,875,120	11,089
Vinhomes JSC[1,2]	2,776,495	10,769
		21,858

Total Asia-Pacific		1,537,245

Eastern Europe and Middle East 9.92%
Hungary 0.39%
Wizz Air Holdings PLC[1,2]	132,209	8,257

Kazakhstan 0.89%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,4]	891,987	10,399
Kaspi.kz JSC[1,2,4]	126,292	8,482
		18,881

Poland 0.25%
CD Projekt SA1,2	72,071	5,298

Russian Federation 7.93%
Alrosa PJSC[1]	2,230,604	2,966
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,5,6,7,8	43,189,450	6,129
Baring Vostok Private Equity Fund IV, LP1,2,5,6,7,8	23,604,516	4,230
Detsky Mir PJSC[1]	8,587,997	15,739
Gazprom PJSC (ADR)[1]	1,076,278	5,983
Moscow Exchange MICEX-RTS PJSC[1]	5,386,066	11,622
New Century Capital Partners, LP1,2,5,6,8	5,247,900	116
QIWI PLC, Class B (ADR)	152,418	1,570
Rosneft Oil Company PJSC (GDR)[1]	624,586	3,522
Sberbank of Russia PJSC[1]	1,220,014	4,472
Sberbank of Russia PJSC (ADR)[1]	3,042,600	43,862
TCS Group Holding PLC (GDR)[1,4]	214,424	7,010
TCS Group Holding PLC (GDR)[1]	141,882	4,639
Yandex NV, Class A2	799,833	55,652
		167,512

Slovenia 0.25%
Nova Ljubljanska banka dd (GDR)[1,2]	477,955	5,254

Turkey 0.21%
Aktas Elektrik Ticaret AS1,5	4,273	—
Pegasus Hava Tasimaciligi AS1,2	443,310	4,449
		4,449

Total Eastern Europe and Middle East		209,651

Emerging Markets Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Latin America 8.52%
Argentina 0.32%
Loma Negra Compania Industrial Argentina SA (ADR)	1,096,766	$6,745

Brazil 6.70%
Boa Vista Servicos SA	1,326,775	3,231
BR Malls Participacoes SA, ordinary nominative[2]	2,971,519	5,664
CCR SA, ordinary nominative	1,705,714	4,423
Cyrela Brazil Realty SA, ordinary nominative	4,248,472	24,113
ENGIE Brasil Energia SA, ordinary nominative (ADR)	6	—	[9]
Estre Ambiental Inc.[2,4]	591,120	25
Gerdau SA (ADR)[3]	527,211	2,462
Hypera SA, ordinary nominative	3,799,791	25,056
Lojas Americanas SA, ordinary nominative	748,514	2,947
Nexa Resources SA	574,000	5,533
PagSeguro Digital Ltd., Class A2	330,703	18,810
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	237,438	2,667
Rede D’Or Sao Luiz SA2	828,500	10,894
Vale SA, ordinary nominative	585,060	9,850
Vale SA, ordinary nominative (ADR)	1,557,648	26,106
		141,781

Mexico 1.50%
América Móvil, SAB de CV, Series L (ADR)	1,183,718	17,211
Bolsa Mexicana de Valores, SAB de CV, Series A	6,105,600	14,470
		31,681

Total Latin America		180,207

Other markets 2.47%
Belgium 0.13%
Anheuser-Busch InBev SA/NV1	39,299	2,746

United Kingdom 1.09%
Airtel Africa PLC[1]	7,245,400	7,499
British American Tobacco PLC[1]	141,141	5,250
Network International Holdings PLC[1,2]	1,613,745	7,206
Sedibelo Platinum Mines Ltd.[1,2,5]	17,665,800	3,192
		23,147

United States 1.25%
Fabrinet, non-registered shares[2]	15,180	1,178
MercadoLibre, Inc.[2]	11,675	19,558
Philip Morris International Inc.	47,274	3,914
Samsonite International SA1,2	961,665	1,709
		26,359

Total Other markets		52,252

Africa 2.00%
Federal Republic of Nigeria 0.41%
Guaranty Trust Bank PLC[1]	128,192,899	8,640

South Africa 1.59%
AngloGold Ashanti Ltd.[1,3]	255,116	5,832
Discovery Ltd.[1,3]	2,010,186	20,804
MTN Group Ltd.[1]	1,719,490	7,050
		33,686

Total Africa		42,326
Total common stocks (cost: $1,278,675,000)		2,021,681

6	Emerging Markets Growth Fund

Preferred securities 2.72%	Shares	Value (000)
Asia-Pacific 2.03%
South Korea 2.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	631,829	$42,890

Latin America 0.69%
Brazil 0.69%
Azul SA, preferred nominative (ADR)[2]	237,907	5,429
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	569,400	2,734
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	535,000	5,253
Lojas Americanas SA, preferred nominative	251,464	1,273
		14,689

Total preferred securities (cost: $40,435,000)		57,579

Short-term securities 4.26%
Money market investments 4.26%
Capital Group Central Cash Fund 0.12%[10,11]	386,149	38,619
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[10,12]	16,900,000	16,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	16,400,000	16,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	7,978,255	7,978
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[10,12]	5,600,000	5,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,12]	2,300,000	2,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[10,12]	1,500,000	1,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,12]	700,000	700
		89,997

Total short-term securities (cost: $89,996,000)		89,997
Total investment securities 102.60% (cost: $1,409,106,000)		2,169,257
Other assets less liabilities (2.60)%		(55,027)

Net assets 100.00%		$2,114,230

Investments in affiliates11

	Value of affiliate at 7/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)		Net unrealized appreciation (000)		Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 1.83%
Money market investments 1.83%
Capital Group Central Cash Fund 0.12%[10]	$20,231	$231,597	$213,209	$—	[9]	$—	[9]	$38,619	$25

Emerging Markets Growth Fund	7

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,558,939,000, which represented 73.74% of the net assets of the fund. This amount includes $1,545,272,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $49,673,000, which represented 2.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,311,000, which represented 2.10% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 12/31/2020.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$31,625	$6,129	.29%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	14,237	4,230	.20
New Century Capital Partners, LP	12/7/1995	—	116	.01
Total private placement securities		$45,862	$10,475	.50%

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See notes to financial statements.

8	Emerging Markets Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value (includes $49,673 of investment securities on loan):
Unaffiliated issuers (cost: $1,370,488)	$2,130,638
Affiliated issuers (cost: $38,618)	38,619	$2,169,257
Cash		938
Cash denominated in currencies other than U.S. dollars (cost: $401)		400
Receivables for:
Sales of investments	4,548
Sales of fund’s shares	196
Services provided by related parties	186
Dividends	3,003
Securities lending income	123	8,056
		2,178,651
Liabilities:
Collateral for securities on loan		51,378
Payables for:
Purchases of investments	3,649
Investment advisory services	1,342
Services provided by related parties	3
Directors’ deferred compensation	1,583
Non-U.S. taxes	6,353
Other	113	13,043
Net assets at December 31, 2020		$2,114,230

Net assets consist of:
Capital paid in on shares of capital stock		$1,338,716
Total distributable earnings		775,514
Net assets at December 31, 2020		$2,114,230

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (225,159 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$2,039,197	217,148	$9.39
Class F-3	75,021	8,010	9.37
Class R-6	12	1	9.43

See notes to financial statements.

Emerging Markets Growth Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,155; also includes $25 from affiliates)	$16,453
Securities lending income (net of fees)	336
Interest	2	$16,791
Fees and expenses*:
Investment advisory services	7,402
Transfer agent services	2
Administrative services	11
Reports to shareholders	19
Registration statement and prospectus	41
Directors’ compensation	492
Auditing and legal	163
Custodian	473
State and local taxes	1
Other	17
Total fees and expenses before reimbursement	8,621
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	1,166
Total fees and expenses after reimbursement		7,455
Net investment income		9,336

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	118,711
Affiliated issuers	— †
Forward currency contracts	259
Currency transactions	(764)	118,206
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,120):
Unaffiliated issuers	349,772
Affiliated issuers	— †
Forward currency contracts	(287)
Currency translations	(54)	349,431
Net realized gain and unrealized appreciation		467,637

Net increase in net assets resulting from operations		$476,973

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

10	Emerging Markets Growth Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2020*	Year ended June 30, 2020
Operations:
Net investment income	$9,336	$19,716
Net realized gain	118,206	153,645
Net unrealized appreciation (depreciation)	349,431	(130,873)
Net increase in net assets resulting from operations	476,973	42,488

Distributions paid to shareholders	(132,058)	(108,460)

Net capital share transactions	69,352	(488,623)

Total increase (decrease) in net assets	414,267	(554,595)

Net assets:
Beginning of period	1,699,963	2,254,558
End of period	$2,114,230	$1,699,963

*	Unaudited.

See notes to financial statements.

Emerging Markets Growth Fund	11

Notes to financial statements	unaudited

1. Organization

Emerging Markets Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has three share classes consisting of two retail share classes (Classes M and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M* and F-3	None	None	None
Class R-6	None	None	None
*	Class M shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

12	Emerging Markets Growth Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Emerging Markets Growth Fund	13

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$243,553	$1,293,692	$—	$1,537,245
Eastern Europe and Middle East	57,222	141,954	10,475	209,651
Latin America	180,207	—	—	180,207
Other markets	24,650	24,410	3,192	52,252
Africa	—	42,326	—	42,326
Preferred securities	14,689	42,890	—	57,579
Short-term securities	89,997	—	—	89,997
Total	$610,318	$1,545,272	$13,667	$2,169,257

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

14	Emerging Markets Growth Fund

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

Emerging Markets Growth Fund	15

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2020, the total value of securities on loan was $49,673,000, and the total value of collateral received was $51,378,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of December 31, 2020, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $4,017,000.

The following table identifies the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, December 31, 2020 (dollars in thousands):

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$259	Net unrealized depreciation on forward currency contracts	$(287)

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

16	Emerging Markets Growth Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$10,212
Undistributed long-term capital gains	18,617

As of December 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$863,349
Gross unrealized depreciation on investments	(99,482)
Net unrealized appreciation on investments	763,867
Cost of investments	1,405,390

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2020				Year ended June 30, 2020
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class M	$27,174		$100,217	$127,391	$27,756	$76,700	$104,456
Class F-3	978		3,688	4,666	978	2,741	3,719
Class R-6	—	*	1	1	75	210	285
Total	$28,152		$103,906	$132,058	$28,809	$79,651	$108,460

*	Amount less than one thousand.

7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. American Funds Distributors®, Inc. (“AFD”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CIInc that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.900% on the first $400 million of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. For the six months ended December 31, 2020, the investment advisory services fee was $7,402,000, which was equivalent to an annualized rate of 0.773% of average daily net assets.

Emerging Markets Growth Fund	17

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — American Funds Distributors®, Inc. (“AFD”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. AFD does not receive any compensation related to the sale of shares of the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-3 and R-6 shares for CIInc’s provision of administrative services.

For the six months ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Transfer agent services		Administrative services
Class M	$2		$—
Class F-3	—	*	11
Class R-6	—	*	—	*
Total class-specific expenses	$2		$11

*	Amount less than one thousand.

Miscellaneous fee reimbursement — Expense limitations have been imposed through at least September 1, 2021, to limit the Class M total annual operating expense. For the six months ended December 31, 2020, CIInc reimbursed miscellaneous fees of $1,166,000 for Class M shares, which CIInc does not intend to recoup. Fees and expenses in the statement of operations are presented gross of any reimbursements from CIInc.

Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $492,000 in the fund’s statement of operations reflects $90,000 in current fees and a net increase of $402,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC”), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

18	Emerging Markets Growth Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2020.

8. Committed line of credit

The Fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended December 31, 2020.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended December 31, 2020

Class M	$14,956	1,725	$113,289	12,477	$(49,518)	(5,667)	$78,727	8,535
Class F-3	8,709	1,032	3,950	436	(22,034)	(2,559)	(9,375)	(1,091)
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$23,665	2,757	$117,239	12,913	$(71,552)	(8,226)	$69,352	7,444

Year ended June 30, 2020

Class M	$16,915	2,306	$85,790	10,449	$(615,606)	(78,299)	$(512,901)	(65,544)
Class F-3	29,666	3,687	3,163	386	(3,699)	(478)	29,130	3,595
Class R-6	—	—	284	34	(5,136)	(620)	(4,852)	(586)
Total net increase (decrease)	$46,581	5,993	$89,237	10,869	$(624,441)	(79,397)	$(488,623)	(62,535)

*	Includes exchanges between share classes of the fund.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $357,866,000 and $424,978,000, respectively, during the six months ended December 31, 2020.

Emerging Markets Growth Fund	19

Financial highlights

		Income (loss) from
		investment operations[1]				Dividends and distributions
			Net gains
			(losses) on											Ratio of		Ratio of
	Net asset		securities			Dividends		Total						expenses to		expenses to		Ratio of
	value,	Net	(both		Total from	(from net	Distributions	dividends	Net asset			Net assets,		average net		average net		net income
	beginning	investment	realized and		investment	investment	(from capital	and	value, end			end of period		assets before		assets after		to average
Period ended	of period	income[2,3]	unrealized)		operations	income)	gains)	distributions	of period	Total return[4]		(in millions)		reimbursements[5,6]		reimbursements[4,5,6]		net assets[2,3,4]
Class M:
12/31/2020[7,8]	$7.81	$.04	$2.16		$2.20	$(.08)	$(.54)	$(.62)	$9.39	28.47%[9]		$2,039		.90%[10]		.77%[10]		.98%[10]
6/30/2020	8.06	.08	.16		.24	(.13)	(.36)	(.49)	7.81	2.64		1,629		.86		.78		1.04
6/30/2019	7.87	.09	.25		.34	(.09)	(.06)	(.15)	8.06	4.71		2,206		.84		.84		1.25
6/30/2018	7.34	.09	.53		.62	(.09)	—	(.09)	7.87	8.43		2,487		.87		.87		1.06
6/30/2017	5.92	.09	1.40		1.49	(.07)	—	(.07)	7.34	25.43		2,545		.85		.85		1.40
6/30/2016	6.94	.08	(.93)		(.85)	(.17)	—	(.17)	5.92	(12.09)		2,740		.78		.78		1.44
Class F-3:
12/31/2020[7,8]	7.79	.04	2.16		2.20	(.08)	(.54)	(.62)	9.37	28.51	[9]	75		.91	[10]	.91	[10]	.90	[10]
6/30/2020	8.05	.08	.15		.23	(.13)	(.36)	(.49)	7.79	2.49		71		.89		.89		1.00
6/30/2019	7.87	.14	.19		.33	(.09)	(.06)	(.15)	8.05	4.55		44		.88		.88		1.79
6/30/2018[7,11]	7.82	.11	.03		.14	(.09)	—	(.09)	7.87	1.77	[9]	6		.88	[10]	.88	[10]	1.59	[10]
Class R-6:
12/31/2020[7,8]	7.79	.03	2.15		2.18	—	(.54)	(.54)	9.43	28.21	[9]	—	[12]	1.11	[10]	1.11	[10]	.64	[10]
6/30/2020	8.05	.06	.17		.23	(.13)	(.36)	(.49)	7.79	2.48		—	[12]	.91		.91		.71
6/30/2019	7.86	.33	—	[13]	.33	(.08)	(.06)	(.14)	8.05	4.60		5		.90		.90		4.20
6/30/2018[7,11]	7.82	.07	.06		.13	(.09)	—	(.09)	7.86	1.59	[9]	—	[12]	1.07	[10]	.92	[10]	.99	[10]

	Six months
	ended
	December 31,	Year ended June 30,
	2020[7,8,9]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[14]	19%	40%	38%	37%	46%	48%[15]

[1]	Based on average shares outstanding.
[2]	For the period ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .11 percentage points, respectively. The impact to other share classes would have been similar.
[3]	For the year ended June 30, 2017, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.02 and .34 percentage points, respectively.
[4]	This column reflects the impact, if any, of certain reimbursements from CIInc. During some of the periods shown, CIInc reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[5]	This ratio does not include acquired fund fees and expenses.
[6]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[7]	Based on operations for a period that is less than a full year.
[8]	Unaudited.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 and R-6 shares began investment operations on September 1, 2017.
[12]	Amount less than $1 million.
[13]	Amount less than $.01.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	The portfolio turnover calculation has been adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Emerging Markets Equity Trust (US) on November 6, 2015. Should the calculation not have been subject to such adjustment, the fund’s portfolio turnover ratio would have been 58%.

See notes to financial statements.

20	Emerging Markets Growth Fund

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Growth Fund	21

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period*,†	Annualized expense ratio†
Class M – actual return	$1,000.00	$1,284.67	$4.43	.77%
Class M – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-3 – actual return	1,000.00	1,285.13	5.24	.91
Class F-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-6 – actual return	1,000.00	1,282.10	6.38	1.11
Class R-6 – assumed 5% return	1,000.00	1,019.61	5.65	1.11

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The “expenses paid during period” and “annualized expense ratio” do not include the “acquired fund” fees and expenses.

22	Emerging Markets Growth Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital International, Inc. (“CIInc”) as the administrator of the program. Personnel of CIInc or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CIInc manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CIInc’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CIInc regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CIInc provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Emerging Markets Growth Fund	23

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24	Emerging Markets Growth Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital International, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
6455 Irvine Center Drive
Irvine, CA 92618-4518

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

This report is for the information of shareholders of Emerging Markets Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.

If used as sales material after March 31, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is in the prospectus, which can be obtained from Capital International by calling (800) 421-4989 and should be read carefully before investing.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By __/s/ Victor D. Kohn____________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Victor D. Kohn_________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 26, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: February 26, 2021